Provisions for Legal Proceedings	3 Months Ended
Mar. 31, 2026
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for those deemed probable based on estimated costs determined by management as follows:

Breakdown:

	March 31, 2026	December 31, 2025
Current liabilities	231,209	159,217
Non-current liabilities	219,022	209,358
	450,231	368,575

	March 31, 2026				December 31, 2025
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total
Brazil	105,394	61,554	51,983	218,931	97,504	59,075	52,700	209,279
USA	—	143,009	88,200	231,209	—	71,017	88,200	159,217
Others jurisdictions	81	—	10	91	69	—	10	79
Total	105,475	204,563	140,193	450,231	97,573	130,092	140,910	368,575

19.1 Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	97,504	22,568	(23,534)	3,553	5,303	105,394
Other jurisdictions	69	10	—	—	2	81
Total	97,573	22,578	(23,534)	3,553	5,305	105,475

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	87,075	12,187	(14,107)	1,948	6,825	93,928
Other jurisdictions	52	38	—	—	(37)	53
Total	87,127	12,225	(14,107)	1,948	6,788	93,981

19.2 Civil - Changes in provisions:

Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	59,075	4,269	(5,308)	320	3,198	61,554
USA	71,017	74,645	(2,653)	—	—	143,009
Total	130,092	78,914	(7,961)	320	3,198	204,563

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	59,796	831	(4,735)	2,076	4,654	62,622
USA	280,804	83,549	(139,709)	—	1	224,645
Others jurisdictions	44	18	(1)	—	(16)	45
Total	340,644	84,398	(144,445)	2,076	4,639	287,312

Civil legal proceedings (probable loss):

United States

The civil legal proceedings involve class-action lawsuits alleging violations of federal and state antitrust laws, as well as laws governing unfair competition, unjust enrichment, unusual business practices, and consumer protection related to beef, pork and chicken sales, as well as Canada and US State Matters.

The Group, together with its legal department and external counsel, continues to monitor the progress of the antitrust cases and believes that the accounting provisions recorded as of the date of these unaudited condensed consolidated financial information are sufficient to cover the associated risk.

19.3 Tax and Social Security - Changes in provisions:

Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	52,700	(4,675)	(789)	1,914	2,833	51,983
USA	88,200	—	—	—	—	88,200
Other jurisdictions	10	—	—	—	—	10
Total	140,910	(4,675)	(789)	1,914	2,833	140,193

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	68,516	(3,560)	(534)	4,982	5,386	74,790
Other jurisdictions	1,176	507	(507)	—	(449)	727
Total	69,692	(3,053)	(1,041)	4,982	4,937	75,517

Legal proceedings (possible loss):

In the three-month period ended March 31, 2026, the Company did not identify any significant changes in the amount of the legal proceedings which the probability of loss is considered possible.

Brazil

a.	Profits Abroad

Between the calendar years 2006 and 2021, the Company was assessed for charges related to the taxation of profits earned abroad that allegedly should have been included in the IRPJ and CSLL tax base, also encompassing disallowances of tax payment slips paid by foreign subsidiaries, under the argument that they could not have been used to offset IRPJ and CSLL due in Brazil. These assessments also include the imposition of default penalties, isolated fines, and interest. The Company clarifies that a significant portion of the IRPJ and CSLL charges on foreign profits relates to earnings from subsidiaries located in jurisdictions with which Brazil has tax treaties to avoid double taxation. Additionally, a relevant portion of the charges involves disputes regarding formal requirements imposed by tax authorities for the consolidation of foreign subsidiary results, whether direct or indirect. The Company disagrees with the criteria applied by the tax authorities and has filed a defense. For nearly all of the assessed amounts, the Company is defending itself in the administrative sphere and is awaiting judgment. Management assessed relevant tax decisions to identify potential discrepancies with the tax positions adopted by the Company. Based on this analysis and considering legal opinions and applicable case law, a provision of US$649 million was recognized regarding differences in the tax treatment of profits from subsidiaries in countries with international treaties, recorded and reducing the heading of recoverable taxes, reflecting the probability of future realization of these amounts.